Annual Total Returns- PIMCO Balanced Allocation Portfolio (Administrative Class) [BarChart] - Administrative Class - PIMCO Balanced Allocation Portfolio - Administrative	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.12%)	4.88%	(1.06%)	2.94%	14.48%	(5.59%)	19.00%	11.12%